3. Inventories (March 2016 Note) (Tables)	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31, 2016	December 31, 2015
Finished Goods	$1,583,336	$–
Deposits on Inventory	140,420	879,504
	$1,723.756	$879,504